                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-07567
                 ----------------------------------------------

                 STATE STREET NAVIGATOR SECURITIES LENDING TRUST
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               ONE LINCOLN STREET
                                    4TH FLOOR
                                BOSTON, MA 02111
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

    (Name and Address of Agent for Service)                    Copy to:
 Julie A. Tedesco, Vice President and Counsel           Philip H. Newman, Esq.
      State Street Bank and Trust Company                Goodwin Procter LLP
         One Federal Street, 9th Floor                      Exchange Place
               Boston, MA 02110                            Boston, MA 02109



Registrant's telephone number, including area code:  (617)-662-3968
                                                     --------------

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2005

ITEM 1.           SCHEDULE OF INVESTMENTS.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)


   NAME OF ISSUER                                        INTEREST        MATURITY       PRINCIPAL          AMORTIZED
   AND TITLE OF ISSUE                                      RATE            DATE           AMOUNT             COST*
   ------------------                                    --- ----        --------       ----------         ----------
   COMMERCIAL PAPER -- 15.63%
   ABCP CREDIT ARBITRAGE -- 2.38%
     Grampian Funding Ltd.                                   2.800%          04/26/2005    $675,000,000    $  673,687,500
     Grampian Funding Ltd.                                   2.680%          05/03/2005     177,000,000       176,578,347
     Surrey Funding Corp.                                    2.750%          05/03/2005     246,000,000       245,398,667
                                                                                                           --------------
                                                                                                            1,095,664,514
                                                                                                           --------------
   ABCP RECEIVABLES AND SECURITIES -- 4.05%
     Amsterdam Funding Corp.                                 2.800%          04/20/2005     225,000,000       224,667,500
     Edison Asset Securitization LLC                         2.750%          05/06/2005     300,000,000       299,197,917
     Fairway Finance Corp. (a)                               2.760%          04/15/2005     175,000,000       174,996,391
     Falcon Asset Securitization LLC                         2.790%          04/22/2005     300,736,000       300,246,552
     Giro Multi Funding Corp.                                2.800%          04/20/2005     267,000,000       266,605,433
     Sheffield Receivables Corp.                             2.800%          05/03/2005     398,500,000       397,508,178
     Thames Asset Global Security No. 1 Inc.                 2.800%          04/20/2005     200,000,000       199,704,444
                                                                                                           --------------
                                                                                                            1,862,926,415
                                                                                                           --------------
   ABCP SINGLE SELLER -- 2.43%
     MBNA Credit Card Master Trust (Emerald Certificates)    2.770%          05/03/2005     261,650,000       261,005,760
     MBNA Credit Card Master Trust (Emerald Certificates)    3.020%          06/28/2005     359,067,000       356,416,288
     Park Granada LLC                                        2.835%          05/03/2005     500,000,000       498,740,000
                                                                                                           --------------
                                                                                                            1,116,162,048
                                                                                                           --------------
   BANK DOMESTIC -- 1.41%
     Bank of America Corp.                                   2.660%          04/25/2005     650,000,000       648,847,333
                                                                                                           --------------
   BANK FOREIGN -- 3.02%
     Alliance & Leicester Plc                                3.000%          06/30/2005     190,000,000       188,575,000
     Deutsche Bank                                           2.800%          04/28/2005     600,000,000       598,553,333
     ING Bank                                                2.110%          04/12/2005     75,000,000         74,951,646
     Skandinaviska Enskilda Banken AB (a)                    2.833%          04/18/2005     150,000,000       150,000,000
     Skandinaviska Enskilda Banken AB (a)                    2.820%          04/20/2005     275,000,000       275,000,000
     WESTPAC Banking Corp.                                   2.405%          04/01/2005     100,000,000       100,000,000
                                                                                                           --------------
                                                                                                            1,387,079,979
                                                                                                           --------------
   BROKERAGE -- 0.98%
     Morgan Stanley (a)                                      2.830%          04/01/2005     150,000,000       150,000,000
     Morgan Stanley (a)                                      2.955%          04/01/2005     300,000,000       300,000,000
                                                                                                           --------------
                                                                                                              450,000,000
                                                                                                           --------------
   FINANCE NON-CAPTIVE DIVERSIFIED -- 1.36%
     General Electric Capital Corp. (a)                      2.730%          05/03/2005     330,000,000       329,199,200
     General Electric Capital Corp. (a)                      3.000%          06/21/2005     300,000,000       297,975,000
                                                                                                           --------------
                                                                                                              627,174,200
                                                                                                           --------------
   TOTAL COMMERCIAL PAPER                                                                                   7,187,854,489
                                                                                                           --------------
   CERTIFICATES OF DEPOSIT -- 3.80%
   BANK DOMESTIC -- 3.80%
     Citibank NA                                             2.800%          05/20/2005     149,000,000       149,000,000
     Suntrust Bank                                           3.010%          06/29/2005     250,000,000       250,000,000
     Washington Mutual                                       3.000%          06/20/2005     150,000,000       149,992,712
     Washington Mutual                                       3.040%          06/27/2005     150,000,000       150,000,000
     Wells Fargo Bank & Co.                                  2.790%          05/04/2005   1,050,000,000     1,049,990,406
                                                                                                           --------------
   TOTAL CERTIFICATES OF DEPOSIT                                                                            1,748,983,118
                                                                                                           --------------
   YANKEE CERTIFICATES OF DEPOSIT-- 20.12%
   BANK FOREIGN -- 20.12%
     Banco Bilboa Vizcaya (a)                                2.900%          06/09/2005     150,000,000       149,956,120

See accompanying notes.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)

NAME OF ISSUER                                         INTEREST       MATURITY        PRINCIPAL          AMORTIZED
AND TITLE OF ISSUE                                       RATE           DATE            AMOUNT             COST*
------------------                                     ---------      --------        ---------          ---------
YANKEE CERTIFICATES OF DEPOSIT-- (CONTINUED)
  Banco Bilboa Vizcaya                                    2.915%         06/13/2005    $  220,000,000   $  219,960,270
  Banco Bilboa Vizcaya                                    3.010%         06/30/2005       300,000,000      300,000,000
  Bank of Montreal (a)                                    2.765%         04/22/2005       110,000,000      109,977,974
  Barclays Bank Plc (a)                                   2.654%         04/04/2005       100,000,000       99,984,850
  BNP Paribas SA (a)                                      2.735%         04/18/2005       200,000,000      199,996,715
  BNP Paribas SA (a)                                      2.765%         04/22/2005       290,000,000      289,926,271
  BNP Paribas SA                                          2.740%         05/04/2005       600,000,000      599,997,263
  Calyon NY (a)                                           2.730%         04/13/2005       100,000,000       99,989,828
  Calyon NY                                               3.010%         06/30/2005       900,000,000      900,000,000
  Canadian Imperial Bank of Commerce (a)                  2.686%         04/05/2005       150,000,000      149,988,276
  Canadian Imperial Bank of Commerce (a)                  2.788%         04/25/2005       150,000,000      149,977,428
  Credit Suisse First Boston                              2.770%         05/06/2005       600,000,000      600,000,000
  Dexia Bank (a)                                          2.795%         05/03/2005       240,000,000      239,939,808
  Dexia Bank                                              2.800%         05/03/2005     1,090,000,000    1,090,000,000
  Fortis Bank (a)                                         2.676%         04/06/2005       100,000,000       99,975,108
  Fortis Bank                                             2.750%         05/03/2005        50,000,000       50,000,000
  HBOS Treasury Service                                   2.760%         04/14/2005       100,000,000      100,000,000
  HBOS Treasury Service (a)                               2.794%         04/18/2005       200,000,000      200,000,000
  HSBC Bank USA                                           2.435%         04/07/2005       100,000,000       99,999,917
  HSBC Bank USA                                           2.720%         05/09/2005       125,000,000      125,000,655
  Royal Bank of Canada                                    2.800%         05/03/2005       500,000,000      500,000,000
  Royal Bank of Scotland (a)                              2.730%         04/15/2005       175,000,000      174,933,928
  Royal Bank of Scotland (a)                              2.780%         04/20/2005        85,000,000       84,999,108
  Societe Generale                                        2.810%         05/03/2005       490,000,000      490,000,000
  Svenska Handelsbanken (a)                               2.610%         04/01/2005       125,000,000      124,949,973
  Svenska Handelsbanken                                   2.800%         05/03/2005     1,000,000,000    1,000,000,000
  UBS AG Stamford                                         2.800%         05/03/2005     1,000,000,000    1,000,000,000
                                                                                                         -------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                                     9,249,553,492
                                                                                                         -------------
EURO CERTIFICATES OF DEPOSIT-- 11.08%
BANK FOREIGN -- 11.08%
  Bank of Nova Scotia                                     2.800%         05/03/2005       250,000,000      250,000,000
  Barclays Bank Plc                                       2.750%         04/14/2005       150,000,000      150,000,000
  Barclays Bank Plc                                       2.800%         04/25/2005     1,008,000,000    1,008,000,000
  Deutsche Bank                                           2.800%         05/03/2005       500,000,000      500,000,000
  ING Bank                                                2.700%         05/04/2005       415,000,000      415,000,000
  KBC Bank NV                                             2.800%         04/25/2005       300,000,000      300,000,998
  Lloyds Bank Plc                                         2.750%         04/15/2005       750,000,000      750,000,000
  Lloyds Bank Plc                                         2.790%         04/25/2005       150,000,000      149,999,002
  Lloyds Bank Plc                                         2.800%         04/25/2005       200,000,000      200,000,000
  Lloyds Bank Plc                                         2.800%         05/03/2005       170,000,000      170,000,000
  Royal Bank of Scotland                                  2.820%         05/04/2005       400,000,000      400,000,000
  Societe Generale                                        2.750%         05/03/2005       550,000,000      550,000,000
  Unicredito Italiano SpA                                 3.020%         06/30/2005       250,000,000      250,000,000
                                                                                                         -------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                                       5,093,000,000
                                                                                                         -------------
BANK NOTES -- 3.80%
BANK DOMESTIC -- 3.80%
  Amsouth Bank Birmingham Alabama (a)                     3.050%         06/22/2005       122,700,000      122,702,058
  Bank of America Corp. (a)                               2.815%         06/14/2005       650,000,000      650,000,000
  Branch Bank & Trust Company (a)                         2.701%         05/10/2005       150,000,000      149,982,458
  M + I Marshall (a)                                      2.514%         06/29/2005        75,000,000       74,978,198
  National City Bank (a)                                  2.780%         04/25/2005       150,000,000      149,979,962
  National City Bank (a)                                  2.790%         04/29/2005       200,000,000      199,968,328
  Southtrust Bank NA (a)                                  2.890%         06/06/2005       200,000,000      199,977,551


See accompanying notes.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)

    NAME OF ISSUER                                         INTEREST       MATURIY           PRINCIPAL        AMORTIZED
    AND TITLE OF ISSUE                                       RATE          DATE              AMOUNT            COST*
    ------------------                                     --------       -------           ---------        ---------
  BANK NOTES -- (CONTINUED)
    Wells Fargo Bank NA (a)                                 3.020%         06/17/2005     $200,000,000     $ 200,016,117
                                                                                                          --------------
    TOTAL BANK NOTES                                                                                       1,747,604,672
                                                                                                          --------------
  MEDIUM TERM NOTES -- 5.38%
  BANK FOREIGN -- 1.99%
    HBOS Treasury Service (a) (b)                           2.710%         04/01/2005      200,000,000       200,000,000
    Nationwide Building Society (a) (b)                     2.746%         04/07/2005      385,000,000       385,000,000
    Northern Rock Plc (a) (b)                               2.730%         04/04/2005      330,000,000       330,000,000
                                                                                                          --------------
                                                                                                             915,000,000
                                                                                                          --------------
  BROKERAGE -- 2.21%
    Merrill Lynch & Co., Inc. (a)                           2.720%         04/04/2005      305,000,000       305,000,000
    Merrill Lynch & Co., Inc.                               2.890%         04/28/2005      105,985,000       106,001,525
    Morgan Stanley (a)                                      2.750%         04/04/2005      305,000,000       305,000,000
    Morgan Stanley (a)                                      2.810%         04/15/2005      300,000,000       300,000,000
                                                                                                          --------------
                                                                                                           1,016,001,525
                                                                                                          --------------
  FINANCE NON-CAPTIVE DIVERSIFIED -- 1.18%
    American Express (a)                                    2.810%         04/28/2005      150,000,000       150,000,000
    American Express Centurion Bank (a)                     2.810%         04/29/2005      150,000,000       150,000,000
    General Electric Capital Corp. (a)                      2.860%         04/11/2005      140,000,000       140,000,000
    General Electric Capital Corp. (a)                      2.930%         04/18/2005      100,000,000       100,000,000
                                                                                                          --------------
                                                                                                             540,000,000
                                                                                                          --------------
  TOTAL MEDIUM TERM NOTES                                                                                  2,471,001,525
                                                                                                          --------------
  PROMISSORY NOTE -- 2.26%
  BROKERAGE -- 2.26%
    Goldman Sachs (a) (c)                                   2.890%         04/01/2005      400,000,000       400,000,000
    Goldman Sachs (a) (c)                                   2.910%         04/01/2005      200,000,000       200,000,000
    Goldman Sachs (a) (c)                                   2.920%         04/01/2005      340,000,000       340,000,000
    Goldman Sachs (a) (c)                                   2.920%         04/01/2005      100,000,000       100,000,000
                                                                                                          --------------
  TOTAL PROMISSORY NOTE                                                                                    1,040,000,000
                                                                                                          --------------
  MASTER NOTE -- 0.27%
  BROKERAGE -- 0.27%
    Morgan Stanley (a)                                      3.025%         04/01/2005      124,000,000       124,000,000
                                                                                                          --------------
  TOTAL MASTER NOTE                                                                                          124,000,000
                                                                                                          --------------
  TIME DEPOSIT -- 0.34%
  BANK DOMESTIC -- 0.34%
    Suntrust Bank                                           2.813%         04/01/2005      155,468,000       155,468,000
                                                                                                          --------------
  TOTAL TIME DEPOSIT                                                                                         155,468,000
                                                                                                          --------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS-- 4.03%
    Federal National Mortgage Association (a)               2.626%         04/07/2005      750,000,000       749,199,397
    Federal National Mortgage Association (a)               2.733%         04/29/2005      490,000,000       489,880,563
    Federal National Mortgage Association (a)               2.860%         06/09/2005      268,000,000       267,946,662
    Federal National Mortgage Association                   2.970%         06/29/2005      350,000,000       347,430,125
                                                                                                          --------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                 1,854,456,747
                                                                                                          --------------


See accompanying notes.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)

   NAME OF ISSUER                                                INTEREST      MATURITY           PRINCIPAL     AMORTIZED
   AND TITLE OF ISSUE                                              RATE          DATE              AMOUNT         COST*
   ----------------------                                        --------      --------          ----------     ----------
   REPURCHASE AGREEMENTS-- 33.75%
     ABN-AMRO Bank, 2.925% dated 03/31/05
      (collateralized by various Corporate Bonds,
      3.75%-9.00% due 06/04/06-03/01/33 valued at
      $793,899,813); proceeds $765,062,156                        2.925%         04/01/2005     $765,000,000   $765,000,000
     Bank of America Tri Party, 2.925% dated 03/31/05
      (collateralized by various Corporate Investment Grade
      Bonds, 0.00%-9.46% due 06/15/05-04/01/35 valued at
      $609,940,001); proceeds $597,048,506                        2.925%         04/01/2005      597,000,000    597,000,000
     Bank of America Tri Party, 2.780% dated 03/22/05
      (collateralized by various U.S. Government Obligations,
      4.00%-11.00% due 12/01/05-11/01/35 valued at
      $1,024,805,856); proceeds $1,003,243,333                    2.780%         05/03/2005    1,000,000,000  1,000,000,000
     Barclays Tri Party, 2.925% dated 03/31/05
      (collateralized by various Corporate Investment Grade
     Bonds, 0.00%-9.00% due 08/01/05-04/01/37 valued at
      $534,282,699); proceeds $500,040,625                        2.925%         04/01/2005      500,000,000    500,000,000
     BNP Paribas, 2.935% dated 03/31/05 (collateralized by
      various Corporate Investment Grade Bonds,
      1.74%-8.95% due 06/15/05-03/01/35 valued at
      $808,860,001); proceeds $793,064,652                        2.935%         04/01/2005      793,000,000    793,000,000
     Countrywide Tri Party, 2.880% dated 03/31/05
      (collateralized by various U.S. Government Obligations,
      5.00%-6.00% due 02/01/20-03/01/35 valued at
      $27,540,000); proceeds $27,002,160                          2.880%         04/01/2005       27,000,000     27,000,000
     Credit Suisse First Boston, 2.955% dated 03/31/05
      (collateralized by various Equities, valued at
      $1,183,836,941); proceeds $1,075,088,240                    2.955%         04/01/2005    1,075,000,000  1,075,000,000
     Deutsche Bank Tri Party, 2.925% dated 03/31/05
      (collateralized by various Corporate Bonds,
      0.00%-9.75% due 06/01/05-3/23/39 valued at
      $728,271,713); proceeds $714,058,013                        2.925%         04/01/2005      714,000,000    714,000,000
     Deutsche Bank Tri Party, 2.925% dated 03/31/05
      (collateralized by various Asset Backed Securities,
      0.00%-9.75% due 06/01/05-3/23/39 valued at
      $102,008,288); proceeds $100,008,125                        2.925%         04/01/2005      100,000,000    100,000,000
     Dresdner Bank Tri Party, 2.925% dated 03/31/05
      (collateralized by various Asset Backed Securities,
      0.00%-9.95% due 04/15/05-11/15/36 valued at
      $622,446,410); proceeds $595,048,344                        2.925%         04/01/2005      595,000,000    595,000,000
     Goldman Sachs Tri Party, 2.925% dated 03/31/05
      (collateralized by various Asset Backed Securities,
      0.00%-6.00% due 04/23/06-09/25/42 valued at
      $132,600,000); proceeds $130,010,563                        2.925%         04/01/2005      130,000,000    130,000,000
     Greenwich Capital Markets Tri Party, 2.935% dated
      03/31/05 (collateralized by various Asset Backed
      Securities, 0.00%-8.50% due 12/15/06-08/10/42 valued at
      $1,377,002,887); proceeds $1,350,110,063                    2.935%         04/01/2005    1,350,000,000  1,350,000,000
     HSBC Tri Party, 2.925% dated 03/31/05
      (collateralized by various Corporate Bonds,
      0.00%-13.25% due 11/11/05-01/01/50 valued at
      $651,002,166); proceeds $620,050,375                        2.925%         04/01/2005      620,000,000    620,000,000
     J. P. Morgan Chase Tri Party, 2.935% dated 03/31/05
      (collateralized by various Corporate Investment Grade
      Bonds, 0.00%-8.75% due 04/28/05-05/15/38 valued at
      $242,760,348); proceeds $238,019,404                        2.935%         04/01/2005      238,000,000    238,000,000


See accompanying notes.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)


    NAME OF ISSUER                                                 INTEREST     MATURITY       PRINCIPAL       AMORTIZED
    AND TITLE OF ISSUE                                               RATE         DATE           AMOUNT          COST*
    --------------------                                           --------     ----------     -----------     ----------
    REPURCHASE AGREEMENTS-- (CONTINUED)
     Lehman Brothers Tri Party, 2.863% date 03/28/05
      (collateralized by various Corporate Investment Grade
      Bonds, 0.00%-12.50%, 01/13/05-05/03/59 valued at
      $367,504,320); proceeds $350,194,809                          2.863%     04/04/2005     350,000,000     350,000,000
     Lehman Brothers Tri Party, 2.860% dated 03/24/05
      (collateralized by various Equity Securities, valued at
      $840,040,632); proceeds $806,164,889                          2.860%     06/29/2005     800,000,000     800,000,000
     Merrill Lynch Tri Party, 2.935% dated 03/31/05
      (collateralized by various Corporate Securities,
      0.01%-13.25%, due 05/15/07-11/11/33 valued at
      $249,902,675); proceeds $238,019,404                          2.935%     04/01/2005     238,000,000     238,000,000
     Merrill Lynch Tri Party, 2.955% dated 03/31/05
      (collateralized by various Equity Securities,
      valued at $1,076,266,475); proceeds $1,025,084,135            2.955%     04/01/2005   1,025,000,000   1,025,000,000
     Merrill Lynch Tri Party, 2.975% dated 03/31/05
      (collateralized by various Auction Market Preferred
      Securities, 0.00%, due 04/12/30-12/29/49 valued at
      $315,020,000); proceeds $300,024,792                          2.975%     04/01/2005     300,000,000     300,000,000
     Merrill Lynch Tri Party, 3.025% dated 03/31/05
      (collateralized by various Corporate High Yield Bonds,
      6.25%-13.00%, due 07/15/05-04/01/13 valued at
      $52,500,344); proceeds $50,004,201                            3.025%     04/01/2005      50,000,000      50,000,000
     Morgan Stanley Tri Party, 3.000% dated 03/31/05
      (collateralized by various Convertible Investment Grade
      Bonds, 0.00%-7.00%, due 04/01/05-01/01/49 valued at
      $367,500,998); proceeds $350,029,167                          3.000%     04/01/2005     350,000,000     350,000,000
     Morgan Stanley Tri Party, 3.000% dated 03/31/05
      (collateralized by various Corporate High Yield Bonds,
      0.00%-12.10%, due 01/15/08-04/01/35 valued at
      $51,004,250); proceeds $50,004,167                            3.000%     04/01/2005      50,000,000      50,000,000
     Morgan Stanley Tri Party, 2.780% dated 03/22/05
      (collateralized by various U.S. Government Obligations,
      0.00%-12.10%, due 01/15/08-04/01/35 valued at
      $613,984,920); proceeds $601,946,000                          2.780%     05/03/2005     600,000,000     600,000,000
     Salomon Smith Barney Tri Party, 2.975% dated 03/31/05
      (collateralized by various Corporate High Yield Bonds,
      0.00%-9.00%, due 05/15/05-1/15/36 valued at
      $1,762,650,319); proceeds $1,710,141,313                      2.975%     04/01/2005   1,710,000,000   1,710,000,000
     UBS Warburg Tri Party, 2.890% dated 03/31/05
      (collateralized by various U.S. Government Obligations,
      0.00%-7.54%, due 12/15/10-07/25/35 valued at
      $241,741,013); proceeds $237,019,026                          2.890%     04/01/2005     237,000,000     237,000,000
     UBS Warburg Tri Party, 2.780% dated 03/22/05
      (collateralized by various U.S. Government Obligations,
      0.00%-6.91%, due 01/15/10-05/25/44 valued at
      $1,326,003,753); proceeds $1,304,216,333                      2.780%     05/03/2005   1,300,000,000   1,300,000,000
                                                                                                          ---------------
    TOTAL REPURCHASE AGREEMENTS                                                                            15,514,000,000
                                                                                                          ---------------
    TOTAL INVESTMENTS-- 100.46%                                                                            46,185,922,043
    LIABILITIES LESS OTHER ASSETS-- (0.46)%                                                                  (212,682,934)
                                                                                                          ---------------
    NET ASSETS-- 100.00%                                                                                  $45,973,239,109
                                                                                                          ===============



See accompanying notes.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)

(a) Floating Rate Note - Interest rate shown is in effect at March 31, 2005. Date disclosed is the next interest rate reset date.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.99% of net assets as of March 31, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.26% of net assets as of March 31, 2005, are considered illiquid and restricted (see table below for more information).

                                                                              ACQUISITION                           AMORTIZED
                                                                                  COST                              COST VALUE
                                                                               PERCENTAGE                          PERCENTAGE
                                          ACQUISITION                          OF FUND'S      AMORTIZED             OF FUND'S
RESTRICTED SECURITIES                         DATE        ACQUISITION COST     NET ASSETS     COST VALUE           NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Promissory Note, 2.89%,
due 04/01/05                                 2/6/2004       $400,000,000          0.81%     $  400,000,000            0.87%
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Promissory Note, 2.91%,
due 04/01/05                                2/10/2004        200,000,000          0.39         200,000,000            0.43
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Promissory Note, 2.92%,
due 04/01/05                                7/13/2004        340,000,000          0.65         340,000,000            0.74
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Promissory Note, 2.92%,
due 04/01/05                                6/15/2004        100,000,000          0.18         100,000,000            0.22
------------------------------------------------------------------------------------------------------------------------------
                                                                                            $1,040,000,000            2.26%
                                                                                            ==============            ====

(d)  Illiquid securities representing 0.27% of net assets.

* As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.








For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.           CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:      /s/ Edward J. O'Brien
         -------------------------------
         Edward J. O'Brien
         President

By:      /s/ Gary L. French
         -------------------------------
         Gary L. French
         Treasurer

Date:    May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Edward J. O'Brien
         -------------------------------
         Edward J. O'Brien
         President

By:      /s/ Gary L. French
         -------------------------------
         Gary L. French
         Treasurer

Date:    May 26, 2005